ACCOUNTS RECEIVABLE, NET - Movements in the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ 156	$ 24	¥ 316
Provisions/(reversals)	225	36	(160)
Balance at end of the year	¥ 381	$ 60	¥ 156